Stockholders Equity (Details)	0 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended				0 Months Ended		3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 15, 2014 USD ($)	Jun. 04, 2014 USD ($)	May 21, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 19, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 USD ($) Investor	Jun. 30, 2013 USD ($)	Dec. 15, 2014 EGP	Jul. 01, 2013 USD ($)	Nov. 20, 2013 Oxford City Basketball League Membership [Member] USD ($)	Apr. 29, 2013 Oxford city football club trading limited [Member] USD ($)	Dec. 31, 2014 Share Subscription Agreements [Member] USD ($)	Dec. 31, 2014 Common Stock Payable Unissued [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] USD ($)	Jun. 30, 2014 Common Stock [Member] USD ($)	Aug. 09, 2013 Common Stock [Member] USD ($)	Dec. 31, 2014 Common Stock One [Member] USD ($)	Dec. 31, 2014 Common Stock One [Member] USD ($)	Jun. 30, 2014 Common Stock One [Member] USD ($)	Dec. 31, 2014 Common Stock Two [Member] USD ($)	Jun. 30, 2014 Common Stock Two [Member] USD ($)	Dec. 31, 2014 Common Stock Three [Member] USD ($)	Jun. 30, 2014 Common Stock Three [Member] USD ($)	Dec. 31, 2014 Common Stock Four [Member] USD ($)	Jun. 30, 2014 Common Stock Four [Member] USD ($)	Dec. 31, 2014 Common Stock Five [Member] USD ($)	Jun. 30, 2014 Common Stock Five [Member] USD ($)	Dec. 31, 2014 Common Stock Six [Member] USD ($)	Jun. 30, 2014 Common Stock Six [Member] USD ($)	Jun. 30, 2014 Common Stock Seven [Member] USD ($)	Jun. 30, 2014 Common Stock Eight [Member] USD ($)	Jun. 30, 2014 Common Stock Nine [Member] USD ($)	Jun. 30, 2014 Common Stock Ten [Member] USD ($)	Jun. 30, 2014 Common Stock Eleven [Member] USD ($)	Dec. 31, 2014 Series A Convertible Preferred Stock [Member] USD ($)	Jun. 30, 2014 Series A Convertible Preferred Stock [Member] USD ($)	Jun. 30, 2013 Series A Convertible Preferred Stock [Member] USD ($)	Jan. 21, 2014 Series B Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2014 Series B Convertible Preferred Stock [Member] USD ($)	Jun. 30, 2014 Series B Convertible Preferred Stock [Member] USD ($)	Jun. 30, 2013 Series B Convertible Preferred Stock [Member] USD ($)
Stockholders Equity Textual [Abstract]
Preferred stock, shares authorized				40,000,000			40,000,000		40,000,000	40,000,000
Preferred stock, par value				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001																												$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued				0			0		0	0																												2,500	2,500	2,500		84,000	84,000	84,000
Preferred Stock, shares outstanding				0			0		0	0																												2,500	2,500	2,500		84,000	84,000	84,000
Preferred stock shares designated																																						10,000,000	10,000,000	10,000,000		5,000,000	5,000,000	5,000,000
Preferred stock dividend rate percentage																																										6.00%	6.00%
Anti dilution common stock share																		405,212																								19,959,990	13,501,117	0
Common Stock, Par Value				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001						$ 0.55	$ 1.00	$ 2.50		$ 2.50	$ 2.50	$ 1.15		$ 1.00		$ 0.90		$ 0.87		$ 0.70		$ 0.67	$ 0.50	$ 0.44	$ 0.41	$ 0.33	$ 0.15
Common Stock, shares authorized				5,000,000,000			5,000,000,000		500,000,000	500,000,000
Common Stock, issued				21,705,607			21,705,607		15,246,734	223,755						54,444			75,000
Common stock, shares, Outstanding				21,705,607			21,705,607		15,246,734	223,755
Common Stock, Value																			$ 6,445
Shares Issued, Value	660,000				81,050					1,900,120							45,000	4,500		46,000	5,000	7,000	100,000	2,062,720	20,000	90,000	13,000	5,000	2,500	210,000	250,000	10,000	833,500	40,000	163,000	5,000	1,415,000
Shares Issued	330,000				76,550					30,283							50,000	1,800		96,000	2,000	6,075	259,000	2,063,450	85,000	100,000	83,000	5,805	3,333	298,750	5,000,000	15,000	1,668,000	90,000	400,000	15,000	9,400,000
Convertible preferred stock, terms of conversion description																																						Series A Convertible Preferred Stock have the right to cast one hundred (100) votes for each share held of record on all matters submitted to a vote of holders of the Corporation's common stock and provides that any one (1) share of Series A Convertible Preferred Stock are convertible into one hundred (100) shares of the Corporation's common stock, par value $.0001 per share.	Series A Convertible Preferred Stock have the right to cast one hundred (100) votes for each share held of record on all matters submitted to a vote of holders of the Corporation's common stock and provides that any one (1) share of Series A Convertible Preferred Stock are convertible into one hundred (100) shares of the Corporation's common stock, par value $.0001 per share.			Series B Convertible Preferred Stock have a preference in any liquidation, dissolution or winding up of the company in an amount equal to $4 per share, plus any declared but unpaid dividends, and may, at any time after 18 months, have rights to convert each share of Series B Convertible Preferred Stock into three hundred (300) shares of common stock.	Series B Convertible Preferred Stock have a preference in any liquidation, dissolution or winding up of the company in an amount equal to $4 per share, plus any declared but unpaid dividends, and may, at any time after 18 months, have rights to convert each share of Series B Convertible Preferred Stock into three hundred (300) shares of common stock.
Shares Issued, price per share	$ 2.00	$ 10.00	$ 9.50														$ 0.90	$ 1.00		$ 0.48	$ 0.48		$ 0.39		$ 0.24		$ 0.16		$ 0.75		$ 0.05
Common stock issued for share subscription agreements					376,995										94,500			343,230
Common stock issued for share subscription agreements, shares					406,665										132,367			376,887
Common stock received in cash for stock payable, amount																		515,030
Common stock received in cash for stock payable, shares																		515,030
Treasury stock balance				1,338			1,338		1,338	1,338
Series B convertible preferred stock, shares issued													80,000
Series B convertible preferred stock carrying value													33,750
Cnsulting services stock issued during period		950,000	20,000							1,042,620																															4,000
Cnsulting services stock issued during period, Shares		100,000	2,000																																						4,000
Number of investor									13
Carrying value of investment										162,814		162,814		6,445
Issuance of stock payable shares of common stock														75,000
Debt instrument face amount	306,599										195,000
Loss on debt settlement	353,401			(413,610)			(413,610)			1,106,636
Equity method investment, ownership percentage	50.00%													49.00%
Common stock, cash proceeds																$ 30,000